Net debt and net debt including leases - Disclosure of net debt including leases (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Net debt	$ 46,501	$ 43,477	$ 38,658
Finance lease obligations at 31 December 2018	10,379	667	619
Net partner (receivable) payable for joint operation leases	(230)	0	0
Net debt including leases	$ 56,650	$ 44,144	$ 39,277